Exploration Expenses (Summary Of Exploration Expenditures) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Exploration Expenses [Line Items]
Exploration expenditures	$ 282,588		$ 218,626
Oyu Tolgoi LLC [Member]
Exploration Expenses [Line Items]
Additions to property, plant and equipment	2,817,300		911,000
Mongolia [Member]
Exploration Expenses [Line Items]
Exploration expenditures	106,505		134,540
Mongolia [Member] | Oyu Tolgoi LLC [Member]
Exploration Expenses [Line Items]
Exploration expenditures	31,816	[1]	83,358	[1]
Mongolia [Member] | Coal Division [Member]
Exploration Expenses [Line Items]
Exploration expenditures	68,242		49,175
Mongolia [Member] | Other Mongolia Exploration [Member]
Exploration Expenses [Line Items]
Exploration expenditures	6,447		2,007
Australia [Member]
Exploration Expenses [Line Items]
Exploration expenditures	166,457		73,844
Indonesia [Member]
Exploration Expenses [Line Items]
Exploration expenditures	4,396		4,594
Other [Member]
Exploration Expenses [Line Items]
Exploration expenditures	$ 5,230		$ 5,648

[1]	(1) Until March 31, 2010, exploration costs charged to operations included development costs associated with the Oyu Tolgoi Project in Mongolia. On April 1, 2010, Ivanhoe Mines commenced capitalizing Oyu Tolgoi Project development costs. As of this date, reserve estimates for the Oyu Tolgoi Project had been announced and the procedural and administrative conditions contained in the Investment Agreement were satisfied. During the year ended December 31, 2011, additions to property, plant and equipment for the Oyu Tolgoi Project totalled $2,817.3 million (December 31, 2010—$911.0 million), which included development costs.